Long Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long Term Debt
Long Term Debt

Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2018	2019
Safe Bulkers	November 2018	October 2021	30,000	27,500
Maxdeka	August 2011	November 2019	13,635	—
Shikoku	October 2011	November 2019	18,667	—
Maxdekatria	July 2018	January 2020	11,750	10,250
Glovertwo	July 2018	November 2019	13,420	—
Shikokutessera	July 2018	November 2019	14,430	—
Gloversix - Shikokuokto	December 2018	December 2019	35,000	—
Safe Bulkers	April 2019	March 2022	—	10,000
Maxtessera	November 2018	October 2022	26,000	24,000
Shikokupente - Shikokuennia - Pemer - Petra	July 2019	January 2023	—	10,000
Shikokupente	August 2018	August 2023	14,930	13,455
Shikokuennia	October 2018	October 2023	17,730	15,267
Petra	November 2018	November 2023	9,075	7,343
Pemer	November 2018	November 2023	9,075	7,343
Maxeikosiepta	December 2018	December 2023	5,000	4,500
Shikokuepta	February 2016	February 2024	20,417	18,783
Pentakomo	July 2018	January 2020	11,750	10,250
Avstes	June 2019	May 2024	—	6,190
Maxeikositria	September 2017	August 2024	11,930	11,239
Maxeikosi	September 2017	August 2024	11,930	11,239
Maxpente	September 2017	August 2024	17,400	16,750
Maxeikositessera	September 2017	August 2024	12,090	11,700
Maxenteka	September 2017	August 2024	14,332	13,934
Maxeikosiexi	September 2015	September 2024	5,248	5,186
Marathassa	September 2015	September 2024	5,690	5,622
Marinouki	September 2015	September 2024	8,590	8,487
Kerasies	September 2015	September 2024	6,014	5,942
Soffive	September 2015	September 2024	9,305	9,193
Eptaprohi	September 2015	September 2024	43,818	43,294
Safe Bulkers	November 2014	September 2024	118,925	86,504
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2024	20,075	44,750
Maxdeka	November 2019	August 2025	—	21,020
Shikoku Friendship	November 2019	August 2025	—	22,111
Shikokutessera	November 2019	August 2025	—	21,459
Glovertwo	November 2019	August 2025	—	20,209
Maxeikosiena	September 2015	September 2025	20,314	19,292
Youngtwo	January 2017	January 2027	23,039	22,207
Shikokuokto	December 2019	December 2027	—	20,000
Gloversix	December 2019	December 2027	—	20,800
Total			579,579	605,819
Current portion of Long-term debt			37,431	65,473

Long-term debt	542,148	540,346
Total debt	579,579	605,819
Current portion of deferred financing costs	1,246	1,419
Deferred financing costs non-current	3,640	3,351
Total deferred financing costs	4,886	4,770
Total debt	579,579	605,819
Less: Total deferred financing costs	4,886	4,770
Total debt, net of deferred financing costs	574,693	601,049
Less: Current portion of long-term debt, net of current portion of deferred financing costs	36,185	64,054
Long-term debt, net of deferred financing costs, non-current	538,508	536,995

In addition to the above facilities, in December 2019, we entered into a revolving credit facility for an amount of up to $20,000 maturing in December 2022. No amount was outstanding under this facility as of December 31, 2019.

The above table includes eight facilities whereby the relevant vessels were formerly owned by our respective subsidiaries and have been sold to third parties and taken back by us on a bareboat charter basis with either an obligation to purchase them or a purchase option at the end of the respective charter period or an option to buy them during the respective charter period at predermined purchase prices. Ownership will revert back to the Company on settlement of the outstanding amounts. Details of these facilities are as follows;

Each of Maxeikosiena, Youngone and Youngtwo entered into a sale and leaseback agreement in 2015, 2015 and 2017, respectively, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10[t]h year. Furthermore, each subsidiary holds an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions. During the year ended December 31, 2018, the Company exercised the option to purchase back the vessel owned by Youngone.

Each of Shikokutessera, Maxdeka, Shikoku and Glovertwo entered into a sale and leaseback agreement in November 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the outstandings under credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, the respective vessel was sold and leased back on a bareboat charter basis, in the case of the vessel owned by Shikokutessera for a period of 8 years, and in the case of the other three vessels for seven and a half years . Each respective subsidiary holds an option to purchase back its respective vessel five years and nine months after the commencement of the respective bareboat charter. The sale and leaseback agreements include onerous provisions for the relevant subsidiaries in the event that such options are not exercised. The Company has verbally committed to exercise this purchase option for all four vessels. In view of this commitment and the onerous provisions if the options are not exercised, the Company has assessed that these transactions be recorded as financing transactions.

Each of Shikokuokto and Gloversix entered into a sale and leaseback agreement in December 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the outstandings under credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 8 years, with a purchase obligation at the end of the 8th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

In addition to the above described facilities, in January 2020, each of Pentakomo and Maxdekatria entered into a sale and leaseback agreement, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the outstandings under credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 6 years, with a purchase obligation at the end of the 6th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. This transaction was consummated in January 2020. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

Our credit and loan facilities bear interest at LIBOR plus a margin, except for each of Maxeikosiena and Youngtwo loan facilities and for a portion of each of Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities. Each of the Maxeikosiena and Youngtwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase obligation price of each vessel. A portion of each of the Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of each vessel.

Our loans and credit facilities are generally repayable by either quarterly or semi-annual principal instalments and a balloon payment due on maturity, with the exception of the Maxeikosiena and Youngtwo loan facilities, that are repayable by principal instalments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation. The fair value of debt outstanding on December 31, 2019 amounted to $605,949 when valuing the Maxeikosiena, Youngtwo, Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2019, which is considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2019, an amount of $20,000 was available for drawdown under the above loans and credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2019, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2020	$65,473
2021	90,681
2022	89,123
2023	77,538
2024	189,896
2025 and thereafter	93,108
Total	$605,819

Total interest incurred on long-term debt for the years ended December 31, 2017, 2018 and 2019 amounted to $23,266, $25,713 and $26,815, respectively, which includes interest capitalized of $42, $0 and $114 for the years ended December 31, 2017, 2018 and 2019, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2017, 2018 and 2019 was 3.838% p.a., 4.428% p.a. and 4.624% p.a., respectively.

As of December 31, 2019, the foregoing loan and credit facilities were secured as follows:

•	First priority mortgages over the vessels owned by the Company or title of ownership for the vessels under sale and lease back finance arrangements;

•	For one of the Safe Bulkers credit facilities, second priority mortgages over the vessels Kanaris, Efrossini, Venus Horizon, Pedhoulas Builder and Pedhoulas Fighter;

•	First priority assignment of all insurances and earnings of the relevant vessels; and

•	Corporate guarantee from Safe Bulkers in respect of facilities entered into by the Subsidiaries.
The Safe Bulkers revolving credit facility is not secured by any security.
The loan and credit facility agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 115% or 120% as the case may be. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the loan and credit facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $150 to $1,000.
The Safe Bulkers facilities and the corporate guarantees of the Company include the following financial covenants:

•
its total consolidated liabilities divided by its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% (the “Consolidated Leverage Covenant”);

•
its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 (the “Net Worth Covenant”);

•	the ratio of its EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis (the “EBITDA Covenant”);

•	its consolidated debt in relation to the 41 vessels currently owned by the respective Subsidiaries must not exceed $630,000 (the “Maximum Debt Covenant”);

•
a minimum of 30% or 35%, as per the relevant agreement, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights (the “Control Covenant”): and

•	payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends.
The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant, Net Worth Covenant and Control Covenant do not apply to the Shikokuepta loan facility. The Minimum Value Covenant and EBITDA Covenant do not apply to the Maxeikosiena and Youngtwo financing agreements. The EBITDA Covenant does not apply to the Shikokuokto, Gloversix, Pentakomo and Maxdekatria financing agreements. The Maximum Debt Covenant only applies to the Safe Bulkers revolving credit facility.
As of December 31, 2019, the Company was in compliance with all debt covenants in effect, with respect to its loans and credit facilities.